Employee benefit plans - Plan Assets (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of fair value of plan assets [line items]
Index funds	€ 77,718,000		€ 71,805,000
Government securities	9,241,000		5,318,000
Corporate bonds	186,500,000		199,232,000
Other bonds	3,518,000		3,865,000
U.S. treasury money market funds	40,510,000		10,938,000
Cash, money market and mutual funds	98,000		98,000
Total	(560,439,686)		(537,787,000)
Defined Benefit Pension Plans
Disclosure of fair value of plan assets [line items]
Total			(291,256,000)
Level 1
Disclosure of fair value of plan assets [line items]
Total			(15,607,000)
Level 1 | Equity investments
Disclosure of fair value of plan assets [line items]
Index funds	1,972,000		(332,000)
Level 1 | Fixed income investments
Disclosure of fair value of plan assets [line items]
Government securities	8,880,000		4,903,000
Corporate bonds	0		0
Other bonds	0		0
U.S. treasury money market funds	40,510,000		10,938,000
Level 1 | Other types of investments
Disclosure of fair value of plan assets [line items]
Cash, money market and mutual funds	98,000		98,000
Level 2
Disclosure of fair value of plan assets [line items]
Total			(275,649,000)
Level 2 | Equity investments
Disclosure of fair value of plan assets [line items]
Index funds	75,746,000		72,137,000
Level 2 | Fixed income investments
Disclosure of fair value of plan assets [line items]
Government securities	361,000		415,000
Corporate bonds	186,500,000		199,232,000
Other bonds	3,518,000		3,865,000
U.S. treasury money market funds	0
Level 2 | Other types of investments
Disclosure of fair value of plan assets [line items]
Cash, money market and mutual funds	0
Plan assets
Disclosure of fair value of plan assets [line items]
Total	(317,585,000)	€ (291,256,000)	€ (291,256,000)	€ (326,663,000)
Plan assets | Level 1
Disclosure of fair value of plan assets [line items]
Total	(51,460,000)
Plan assets | Level 2
Disclosure of fair value of plan assets [line items]
Total	€ (266,125,000)